Equity - Summary of Other Reserves Within Equity (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 CLP ($)	Dec. 31, 2015 USD ($)
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	[1]	$ (6,707,819)
Other reserves, Changes		(101,867)
Other reserves, Ending balance		(3,866,564)	$ (6,707,819)	[1]
Previously Stated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(6,707,819)	(8,004,579)			$ (5,839,148)
Other reserves, Changes			1,296,760			(2,165,431)
Other reserves, Ending balance			(6,707,819)		$ (2,520,350,733)	(8,004,579)
As Restated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(3,764,697)
Other reserves, Ending balance			(3,764,697)
Exchange Differences in Translation [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Changes		(65,053)
Other reserves, Ending balance		(453,995)
Exchange Differences in Translation [Member] | Previously Stated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(2,610,348)	(3,165,288)			(1,077,153)
Other reserves, Changes			554,940			(2,088,135)
Other reserves, Ending balance			(2,610,348)			(3,165,288)
Exchange Differences in Translation [Member] | As Restated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(388,942)
Other reserves, Ending balance			(388,942)
Reserves for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Changes		7,951
Other reserves, Ending balance		(3,472)
Reserves for Cash Flow Hedges [Member] | Previously Stated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(4,426)	(7,649)			(117,185)
Other reserves, Changes			3,223			109,536
Other reserves, Ending balance			(4,426)			(7,649)
Reserves for Cash Flow Hedges [Member] | As Restated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(11,423)
Other reserves, Ending balance			(11,423)
Available-for-sale Financial Assets [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Changes		(402)
Other reserves, Ending balance		(175)
Available-for-sale Financial Assets [Member] | Previously Stated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		217	(256)			14
Other reserves, Changes			473			(270)
Other reserves, Ending balance			217			(256)
Available-for-sale Financial Assets [Member] | As Restated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		227
Other reserves, Ending balance			227
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Changes		(44,363)
Other reserves, Ending balance		(3,408,922)
Other Miscellaneous Reserves [Member] | Previously Stated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(4,093,262)	(4,659,748)			(4,644,824)
Other reserves, Changes			566,486			(14,924)
Other reserves, Ending balance			(4,093,262)			(4,659,748)
Other Miscellaneous Reserves [Member] | As Restated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		$ (3,364,559)
Other reserves, Ending balance			(3,364,559)
Other Comprehensive Income from Non-current Assets Held for Distribution to Owners [Member] | Previously Stated [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance			(171,638)
Other reserves, Changes			$ 171,638			(171,638)
Other reserves, Ending balance						$ (171,638)

[1]	As Restated